COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
19	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group leases real estate properties on which it develops and operates hotels under operating lease agreements. The terms of these leases range from 10 to 15 years. Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2011 are as follows:

Year ending December 31,	RMB	US$

2012	533,215	84,719
2013	648,323	103,008
2014	662,599	105,276
2015	663,961	105,493
2016	653,537	103,837
Thereafter	3,192,620	507,256
Total	6,354,255	1,009,589

(b)	Capital commitments

As of December 31, 2011, the Group had contractual capital commitments of RMB54,718 (US$8,694) for construction of leasehold improvements.

(c)	Legal proceedings

In 2011, the landlord of a managed hotel brought a lawsuit alleging that 7 Days Shenzhen ceased the operation of the managed hotel unilaterally and requested compensation of RMB8,000 (US$1,271) in the PRC. Based on the information currently available and the opinion from the Group's external legal counsel, management considers that no accrual is required to be made as of December 31, 2011 in respect of this lawsuit because the likelihood of an adverse outcome is not probable.

The Group is also involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Group’s consolidated financial position, results of operations, or liquidity.